Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 526,994	¥ 664,321
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 68,127	¥ 101,280
Treasury stock, shares	2,044,080	0
Variable Interest Entity | Nonrecourse
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 231,408	¥ 310,694
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 29,870	¥ 49,000
Class A ordinary shares
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	262,954,885	264,998,965
Class B ordinary shares
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360